Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%(b)
Communication Services-4.69%
Bharti Airtel Ltd.	379,870	$8,269,447
Bharti Airtel Ltd.	23,738	388,358
Bharti Hexacom Ltd.	10,607	222,255
Info Edge (India) Ltd.	49,249	777,693
Sun TV Network Ltd.	11,938	76,400
Tata Communications Ltd.	15,579	305,651
Zee Entertainment Enterprises Ltd.	129,477	173,768
		10,213,572
Consumer Discretionary-11.40%
Bajaj Auto Ltd.	9,511	865,952
Balkrishna Industries Ltd.	11,095	337,617
Bata India Ltd.	8,519	115,395
Bharat Forge Ltd.	36,237	482,313
Bosch Ltd.	1,245	572,433
Dixon Technologies India Ltd.(c)	4,668	891,888
Eicher Motors Ltd.	18,892	1,175,511
Endurance Technologies Ltd.(c)	4,952	143,771
Exide Industries Ltd.	58,786	256,704
Hero MotoCorp Ltd.	18,285	885,776
Indian Hotels Co. Ltd. (The)	120,411	1,012,786
Jubilant Foodworks Ltd.	53,360	397,581
Kalyan Jewellers India Ltd.	53,294	359,371
Mahindra & Mahindra Ltd.	131,814	4,801,800
Maruti Suzuki India Ltd.	18,583	2,665,526
Metro Brands Ltd.	7,125	100,882
MRF Ltd.	320	538,468
Page Industries Ltd.	809	449,790
Relaxo Footwears Ltd.	10,188	52,620
Samvardhana Motherson International Ltd.	626,566	689,626
Sona Blw Precision Forgings Ltd.(c)	63,076	321,315
Tata Motors Ltd.	291,872	2,206,164
Titan Co. Ltd.	52,073	1,982,233
Trent Ltd.	25,730	1,467,647
Tube Investments of India Ltd.	15,347	495,465
TVS Motor Co. Ltd.	33,084	1,053,772
UNO Minda Ltd.	25,177	298,220
Vedant Fashions Ltd.	8,555	72,919
Whirlpool of India Ltd.	8,619	130,487
		24,824,032
Consumer Staples-6.45%
Britannia Industries Ltd.	16,739	1,101,346
Colgate-Palmolive (India) Ltd.	18,473	472,343
Dabur India Ltd.	84,446	508,796
Emami Ltd.	25,541	174,445
Godrej Consumer Products Ltd.	56,946	815,931
Hindustan Unilever Ltd.	125,799	3,612,897
ITC Ltd.	426,631	2,000,770
Marico Ltd.	74,327	600,531
Nestle India Ltd.	50,934	1,303,908
Patanjali Foods Ltd.	15,439	328,632
Tata Consumer Products Ltd.	92,104	1,124,693
United Breweries Ltd.	9,719	215,090
United Spirits Ltd.	41,781	637,896
Varun Beverages Ltd.	190,762	1,133,759
		14,031,037
Energy-9.85%
Bharat Petroleum Corp. Ltd.	278,872	1,042,127
Coal India Ltd.	321,594	1,375,279
Hindustan Petroleum Corp. Ltd.	135,906	645,260
	Shares	Value
Energy-(continued)
Indian Oil Corp. Ltd.	531,200	$877,561
Mangalore Refinery & Petrochemicals Ltd.	22,588	32,383
Oil & Natural Gas Corp. Ltd.	550,117	1,507,178
Oil India Ltd.	76,789	384,112
Petronet LNG Ltd.	103,493	339,297
Reliance Industries Ltd.	964,419	15,230,585
		21,433,782
Financials-25.89%
360 One Wam Ltd.	33,277	398,305
AU Small Finance Bank Ltd.(c)	51,325	432,465
Axis Bank Ltd.	325,135	3,948,465
Bajaj Finance Ltd.	398,383	3,986,766
Bajaj Finserv Ltd.	54,250	1,200,420
Bajaj Holdings & Investment Ltd.	3,802	603,692
Bandhan Bank Ltd.(c)	111,771	213,519
Bank of Maharashtra	217,822	138,466
BSE Ltd.	28,241	777,557
Central Depository Services (India) Ltd.(c)	14,440	242,735
Cholamandalam Investment and Finance Co. Ltd.	59,753	979,567
CRISIL Ltd.	2,908	175,730
Federal Bank Ltd.	255,819	588,493
General Insurance Corp. of India(c)	43,678	194,311
HDFC Asset Management Co. Ltd.(c)	13,848	889,974
HDFC Bank Ltd.	801,968	18,403,812
Housing and Urban Development Corp. Ltd.	70,081	168,785
ICICI Bank Ltd.	746,755	12,574,838
ICICI Lombard General Insurance Co. Ltd.(c)	33,658	738,640
IDBI Bank Ltd.	73,765	77,614
Indian Railway Finance Corp. Ltd.(c)	251,275	365,755
Kotak Mahindra Bank Ltd.	155,139	3,495,335
L&T Finance Ltd.	110,699	254,658
LIC Housing Finance Ltd.	39,690	264,317
Mahindra & Mahindra Financial Services Ltd.	91,058	266,680
Motilal Oswal Financial Services Ltd.	21,148	218,888
Muthoot Finance Ltd.	15,068	448,120
Nippon Life India Asset Management Ltd.(c)	24,039	221,838
Poonawalla Fincorp Ltd.(d)	33,800	162,209
Power Finance Corp. Ltd.	206,082	959,280
REC Ltd.	176,989	793,322
SBI Cards & Payment Services Ltd.	42,092	387,451
Shriram Finance Ltd.	177,007	1,267,741
Sundaram Finance Ltd.	9,776	519,984
		56,359,732
Health Care-7.02%
Ajanta Pharma Ltd.	5,686	177,924
Alkem Laboratories Ltd.	5,488	314,435
Apollo Hospitals Enterprise Ltd.	14,084	1,200,743
Aurobindo Pharma Ltd.(d)	39,650	512,644
Biocon Ltd.	61,780	274,656
Cipla Ltd.	79,143	1,397,682
Divi’s Laboratories Ltd.	18,119	1,356,833
Dr Lal PathLabs Ltd.(c)	5,241	187,570
Dr. Reddy’s Laboratories Ltd.	85,644	1,235,646
Fortis Healthcare Ltd.	69,223	674,076
GlaxoSmithKline Pharmaceuticals Ltd.	5,999	215,506
Glenmark Pharmaceuticals Ltd.	19,963	484,477
Ipca Laboratories Ltd.	19,654	329,118
Laurus Labs Ltd.(c)	51,894	515,279
Lupin Ltd.	34,137	746,139
Max Healthcare Institute Ltd.	104,963	1,489,172
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Sun Pharmaceutical Industries Ltd.	150,822	$2,928,969
Syngene International Ltd.(c)	26,552	215,591
Torrent Pharmaceuticals Ltd.	14,865	632,738
Zydus Lifesciences Ltd.	35,452	390,423
		15,279,621
Industrials-8.77%
3M India Ltd.	369	128,997
ABB India Ltd.	7,310	457,739
Adani Ports & Special Economic Zone Ltd.	104,554	1,630,736
AIA Engineering Ltd.	4,198	149,951
Ashok Leyland Ltd.	405,298	556,986
Astral Ltd.	16,757	267,268
Bharat Dynamics Ltd.(c)	12,967	238,202
Bharat Electronics Ltd.	506,859	2,201,947
Bharat Heavy Electricals Ltd.	181,978	492,316
Blue Star Ltd.	18,261	360,063
CG Power and Industrial Solutions Ltd.	90,746	681,356
Cochin Shipyard Ltd.(c)	11,896	238,579
Container Corp. of India Ltd.	48,392	318,104
Cummins India Ltd.	19,180	774,645
Escorts Kubota Ltd.	3,911	149,344
GE Vernova T&D India Ltd.	17,203	533,105
Havells India Ltd.	32,373	552,922
Hindustan Aeronautics Ltd.(c)	26,918	1,385,363
Hitachi Energy India Ltd.	1,790	407,802
Indian Railway Catering & Tourism Corp. Ltd.	42,412	349,634
IRB Infrastructure Developers Ltd.	276,929	141,466
KEI Industries Ltd.	8,595	375,380
L&T Technology Services Ltd.(c)	3,858	188,440
Larsen & Toubro Ltd.	95,580	3,952,777
Mazagon Dock Shipbuilders Ltd.	10,671	334,842
Polycab India Ltd.	7,156	554,584
Rail Vikas Nigam Ltd.(c)	79,833	314,792
Schaeffler India Ltd.	5,518	258,907
Siemens Ltd.	12,315	424,021
Thermax Ltd.	4,101	183,842
Voltas Ltd.	32,536	491,077
		19,095,187
Information Technology-10.56%
Coforge Ltd.	45,640	904,350
HCL Technologies Ltd.	149,243	2,487,898
Honeywell Automation India Ltd.	306	135,000
Infosys Ltd.	498,660	8,480,685
KPIT Technologies Ltd.	20,678	287,912
LTIMindtree Ltd.(c)	13,184	762,641
Mphasis Ltd.	15,918	502,585
Oracle Financial Services Software Ltd.(d)	3,305	317,304
Persistent Systems Ltd.	14,784	863,991
Premier Energies Ltd.(c)	12,796	149,408
Tata Consultancy Services Ltd.	144,814	4,994,120
Tata Elxsi Ltd.	4,826	334,363
Tata Technologies Ltd.	20,918	166,877
Tech Mahindra Ltd.	88,334	1,465,466
Wipro Ltd.	399,172	1,122,854
		22,975,454
Materials-10.08%
Aarti Industries Ltd.	28,122	134,252
ACC Ltd.	10,969	223,109
Ambuja Cements Ltd.	111,653	751,758
APL Apollo Tubes Ltd.	24,777	450,894
	Shares	Value
Materials-(continued)
Asian Paints Ltd.	62,167	$1,696,888
Bayer CropScience Ltd.	1,608	115,631
Berger Paints India Ltd.	33,747	216,851
Castrol India Ltd.	68,353	169,327
Coromandel International Ltd.	16,724	511,396
Dalmia Bharat Ltd.	10,473	266,023
Deepak Nitrite Ltd.	9,345	195,603
Grasim Industries Ltd.	50,281	1,570,953
Gujarat Fluorochemicals Ltd.	5,005	204,482
Hindalco Industries Ltd.	206,559	1,599,102
Hindustan Zinc Ltd.	61,075	294,046
Jindal Stainless Ltd.	41,926	330,963
Jindal Steel & Power Ltd.	52,621	576,894
JSW Steel Ltd.	124,266	1,482,340
Kansai Nerolac Paints Ltd.	28,493	79,425
Linde India Ltd.	2,646	197,355
Lloyds Metals and Energy Ltd.	13,807	236,793
National Aluminium Co. Ltd.	125,599	263,457
NMDC Ltd.	485,947	390,578
PI Industries Ltd.	11,478	555,500
Pidilite Industries Ltd.	22,429	733,419
Shree Cement Ltd.	1,369	479,894
Solar Industries India Ltd.	3,449	557,390
SRF Ltd.	20,618	713,329
Steel Authority of India Ltd.	203,866	287,883
Supreme Industries Ltd.	8,486	414,819
Tata Steel Ltd.	1,174,459	2,109,129
UltraTech Cement Ltd.	17,019	2,369,622
UPL Ltd.	80,845	646,788
Vedanta Ltd.	229,758	1,109,585
		21,935,478
Real Estate-1.41%
DLF Ltd.	90,805	807,589
Embassy Office Parks REIT	122,455	552,117
Lodha Developers Ltd.(c)	39,725	555,447
Oberoi Realty Ltd.	16,544	306,269
Phoenix Mills Ltd. (The)	25,994	438,673
Prestige Estates Projects Ltd.	21,725	401,391
		3,061,486
Utilities-3.94%
Adani Total Gas Ltd.	30,994	212,333
GAIL (India) Ltd.	382,576	770,666
Gujarat Gas Ltd.	24,253	121,424
Indraprastha Gas Ltd.	98,709	229,136
JSW Energy Ltd.	75,067	439,248
NHPC Ltd.	446,168	421,056
NLC India Ltd.	48,677	133,615
NTPC Ltd.	671,353	2,548,000
Power Grid Corp. of India Ltd.	641,849	2,121,804
SJVN Ltd.	101,001	106,916
Tata Power Co. Ltd. (The)	239,078	1,079,918
Torrent Power Ltd.	26,746	397,166
		8,581,282
Total Common Stocks & Other Equity Interests (Cost $192,525,697)		217,790,663
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value

Money Market Funds-1.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $3,246,384)	3,246,384	$3,246,384
TOTAL INVESTMENTS IN SECURITIES-101.55% (Cost $195,772,081)		221,037,047
OTHER ASSETS LESS LIABILITIES-(1.55)%		(3,370,366)
NET ASSETS-100.00%		$217,666,681

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $9,407,523, which represented 4.32% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,987,436	$47,602,520	$(50,343,572)	$-	$-	$3,246,384	$102,974

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$-	$217,790,663	$-	$217,790,663
Money Market Funds	3,246,384	-	-	3,246,384
Total Investments	$3,246,384	$217,790,663	$-	$221,037,047